Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies
Commitments and Contingencies

13. Commitments and Contingencies

(a)	As of June 30, 2018, the Group had the following commitments as lessee relating to buildings under operating leases:

Period	June 30, 2018
Not later than one year	1,185
Later than one year and not later than three years	1,382
Later than three years and not later than five years	565

Total	3,132

(b)	Commitments relating to the vessels under construction (Note 5) as of June 30, 2018 payable to Samsung were as follows:

Period	June 30, 2018
Not later than one year	255,568
Later than one year and not later than three years	620,310

Total	875,878

        Also, pursuant to a Heads of Agreement entered into by GAS-twenty two Ltd. and GAS-twenty three Ltd. with Methane Services Limited ("MSL"), a subsidiary of Shell, on March 8, 2016, the GasLog entities declared their options with Samsung to install reliquefaction plants on board the vessels. MSL agreed to reimburse 50% of such cost per vessel, resulting in an aggregate commitment to pay $3,200 per vessel to GasLog after the installation has been completed. In the event the reliquefaction plants do not meet certain specified performance criteria during operation, GasLog will have an obligation to pay to MSL a daily compensation amount per vessel, which obligation will in whole or in part be satisfied by certain obligations of the manufacturers incurred for failure to meet the specified performance criteria. The amount of $3,200 relating to GAS-twenty two Ltd. was included in Trade and other receivables since the reliquefaction plant installation has been completed.

(c)

Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation, including a vessel under a finance lease (Note 6), as of June 30, 2018 are as follows (30 off-hire days are assumed when each vessel will undergo scheduled dry-docking and ten additional days per vessel after the dry-docking for the vessel enhancements mentioned further below; in addition, early delivery of the vessels by the charterers or any exercise of the charterers' options to extend the terms of the charters are not accounted for):

Period	June 30, 2018
Not later than one year	411,409
Later than one year and not later than three years	639,397
Later than three years and not later than five years	425,591
More than five years	499,041

Total	1,975,438

        Future gross minimum lease payments disclosed in the above table excludes the lease payments of the vessels that are under construction.

(d)

In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to some of the Group's vessels, with the aim of enhancing their operational performance. Commitments relating to these agreements, without including additional estimated costs for which no agreement had been signed as of June 30, 2018, are as follows:

Period	June 30, 2018
Not later than one year	11,142

Total	11,142

(e)

Related to the acquisition of six vessels from a subsidiary of MSL in 2014 and another two vessels in 2015, the Group is committed to purchase depot spares from MSL with an aggregate value of $8,000 of which depot spares with value of $660 have been purchased and paid as of June 30, 2018 and are included in Tangible fixed assets (Note 5). The remaining spares are expected to be acquired before the end of the initial term of the charter party agreements.

(f)

On November 2, 2015, a letter agreement between GasLog and MSL was signed reimbursing MSL the sum of $2,654 for value as of November 1, 2015, adjusted for future value through January 2020 up to $3,801, allowing for the future use of the reimbursement amount against the funding of specific MSL projects, such as costs associated with change orders on LNG newbuildings and or modifications of existing vessels as agreed between the parties. As of June 30, 2018, the outstanding commitment is $1,349.

(g)

On October 11, 2016, GasLog LNG Services Ltd. entered into an agreement whereby it has access to all long lead items ("LLIs") necessary for the conversion of a GasLog LNG carrier vessel into an FSRU whereby such conversion work would be undertaken by Keppel. GasLog is only obligated to pay for such LLIs if utilized for a GasLog vessel conversion or, if the same have not been utilized in a GasLog vessel conversion within three years from November 2016, the items may be put to GasLog at 110% of the original cost, or GasLog may call for the purchase of such LLIs at a discounted price of 85% of the original cost.

(h)

On July 10, 2017, GasLog entered into an agreement with Keppel for the detailed engineering in relation to an FSRU conversion of one vessel. Commitment relating to this agreement as of June 30, 2018 is as follows:

Period	June 30, 2018
Not later than one year	3,787

Total	3,787

(i)

In September 27, 2017 (and in addition to the seven existing maintenance agreements signed in 2014 in relation to GasLog vessels), GasLog LNG Services Ltd. entered into further maintenance agreements with Wartsila Greece S.A. ("Wartsila") in respect of eight GasLog LNG carriers. The agreements cover the renewal of existing maintenance agreements on four GasLog vessels and extend the servicing to four additional LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

        Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Group's vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the unaudited condensed consolidated financial statements.